Restructuring - Schdule of Changes to the liability for the restructuring (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Restructuring Cost and Reserve [Line Items]
Liability balance Ending	$ 1,953
Accelerated FX-322 charges
Restructuring Cost and Reserve [Line Items]
Liability balance Opening	0
Net charges	46
Liability balance Ending	46
Severance and other benefit-related costs
Restructuring Cost and Reserve [Line Items]
Liability balance Opening	0
Net charges	1,907
Liability balance Ending	1,907
Accelerated FX-345 charges
Restructuring Cost and Reserve [Line Items]
Liability balance Opening	0
Net charges	$ 1,953